Finance Costs - Schedule of finance costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [Abstract]
Interests on margin loans payable	$ 27,705,955	$ 9,047,063	$ 28,724,758